Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2012
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Building and decoration	534,375	564,001
Leasehold improvements	35,181	39,062
Furniture, fixtures and office equipment	42,432	47,628
Vehicles	7,167	10,095
Servers and computers	643,033	729,724
Software	37,853	38,182
Construction in progress	118,581	135,041
	1,418,622	1,563,733
Less: accumulated depreciation	(570,153)	(748,707)
Net book value	848,469	815,026